Loans Payable - Disclosure of Loans and Payables (Detail) $ in Thousands, $ in Thousands	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)	Jul. 31, 2015 CAD ($)	Jul. 31, 2015 USD ($)
Disclosure Of Loans And Borrowings [abstract]
Current	$ 1,507
Non-Current	3,081	$ 1,000	$ 1,334		$ 1,305	$ 1,000
Total	$ 4,588		$ 1,334	$ 1,646